Business Combination - Summary of Pro forma financial information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Combinations [Abstract]
Pro forma net revenues	¥ 30,856,674	¥ 26,855,119
Pro forma net loss	¥ (14,066,681)	¥ (12,035,550)